Organization and Principal Activities - Schedule of Subsidiaries Included in these Unaudited Consolidated Financial Statements (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
HKD [Member] | Zhongchai Holding (Hong Kong) Limited [Member]
Schedule of Subsidiaries Included in these Unaudited Consolidated Financial Statements [Line Items]
Domicile and Date of Incorporation	Apr. 23, 2009	Apr. 23, 2009
Principal Activities	Holding	Holding
Paid-in Capital	$ 10,000	$ 10,000
Ownership Percentage	100.00%	100.00%
HKD [Member] | Hengyu Capital, Ltd [Member]
Schedule of Subsidiaries Included in these Unaudited Consolidated Financial Statements [Line Items]
Domicile and Date of Incorporation	Aug. 16, 2022	Aug. 16, 2022
Principal Activities	Investment management and consulting services	Investment management and consulting services
Paid-in Capital	$ 10,000	$ 10,000
Ownership Percentage	62.50%	62.50%
RMB [Member] | Zhejiang Zhongchai Machinery Co., Ltd. [Member]
Schedule of Subsidiaries Included in these Unaudited Consolidated Financial Statements [Line Items]
Domicile and Date of Incorporation	Nov. 21, 2005	Nov. 21, 2005
Principal Activities	Manufacture, sale of various transmission boxes	Manufacture, sale of various transmission boxes
Paid-in Capital	$ 20,000,000	$ 20,000,000
Ownership Percentage	89.47%	89.47%
RMB [Member] | Hangzhou Greenland Energy Technologies Co., Ltd. [Member]
Schedule of Subsidiaries Included in these Unaudited Consolidated Financial Statements [Line Items]
Domicile and Date of Incorporation	Aug. 09, 2019	Aug. 08, 2020
Principal Activities	Trading	Trading
Paid-in Capital	$ 8,669,482	$ 8,669,482
Ownership Percentage	100.00%	100.00%
USD [Member] | HEVI Corp. [Member]
Schedule of Subsidiaries Included in these Unaudited Consolidated Financial Statements [Line Items]
Domicile and Date of Incorporation	Jan. 14, 2020	Jan. 14, 2020
Principal Activities	U.S. operation and distribution of electric industrial vehicles for North American market	U.S. operation and distribution of electric industrial vehicles for North American market
Paid-in Capital	$ 6,363,557	$ 6,363,557
Ownership Percentage	100.00%	100.00%
USD [Member] | Greenland Holding Enterprises Inc. [Member]
Schedule of Subsidiaries Included in these Unaudited Consolidated Financial Statements [Line Items]
Domicile and Date of Incorporation	Aug. 28, 2023	Aug. 28, 2023
Principal Activities	Holding	Holding
Paid-in Capital	$ 1	$ 1
Ownership Percentage	100.00%	100.00%